Long-Term Employee Benefit Liabilities (Tables)	12 Months Ended
Dec. 31, 2013
Long-Term Employee Benefit Liabilities

Long-term employee benefit liabilities consist of:

	2013	2012	2011

Defined benefit pension plans and other [a]	$149	$212	$128
Termination and long service arrangements [b]	343	304	244
Retirement medical benefits plans [c]	34	39	37
Other long-term employee benefits	6	5	10

Long-term employee benefit obligations	$532	$560	$419

Schedule of Company's Defined Benefit Pension Plan

Information about the Company’s defined benefit pension plans is as follows:

	2013	2012	2011

Projected benefit obligation
Beginning of year	$502	$388	$337
Current service cost	13	11	10
Interest cost	19	18	19
Actuarial (gains) losses and changes in actuarial assumptions	(56)	50	42
Benefits paid	(18)	(18)	(13)
Special termination benefit	0	0	1
Acquisition	0	47	0
Divestitures	0	0	(3)
Foreign exchange	(6)	6	(5)

End of year	454	502	388

Plan assets at fair value
Beginning of year	288	259	253
Return on plan assets	38	26	0
Employer contributions	30	19	24
Benefits paid	(18)	(19)	(14)
Foreign exchange	(10)	3	(4)

End of year	328	288	259

Ending funded status	$126	$214	$129

Amounts recorded in the consolidated balance sheet
Non-current asset [note 12]	$(26)	$0	$(1)
Current liability	3	2	2
Non-current liability	149	212	128

Net amount	$126	$214	$129

Amounts recorded in accumulated other comprehensive income
Unrecognized actuarial losses	$(61)	$(141)	$(101)

Net periodic benefit cost
Current service cost	$13	$11	$10
Interest cost	19	18	19
Return on plan assets	(19)	(19)	(19)
Actuarial losses	5	3	1
Special termination benefit	0	0	1

Net periodic benefit cost	$18	$13	$12

Future Benefit Payments
[d]	Future benefit payments

	Defined benefit pension plans	Termination and long service arrangements	Retirement medical benefits plans	Total

Expected employer contributions – 2014	$33	$11	$2	$46

Expected benefit payments:
2014	$17	$11	$2	$30
2015	17	10	2	29
2016	17	10	2	29
2017	18	11	3	32
2018	18	14	2	34
Thereafter	104	104	12	220

	$191	$160	$23	$374

Asset Allocation of Defined Benefit Pension Plans

The asset allocation of the Company’s defined benefit pension plans at December 31, 2013 and 2012, and the target allocation for 2014 is as follows:

	2014	2013	2012

Equity securities	55-75%	58%	57%
Fixed income securities	25-45%	41%	42%
Cash and cash equivalents	0-15%	1%	1%

	100%	100%	100%

Pension Plan, Defined Benefit [Member]
Summary of Weighted Average Significant Actuarial Assumptions Adopted in Measuring Company's Obligations and Cost

The weighted average significant actuarial assumptions adopted in measuring the Company’s obligations and costs are as follows:

	2013	2012	2011

Projected benefit obligation
Discount rate	4.7%	4.1%	4.7%
Rate of compensation increase	2.9%	2.8%	2.8%

Net periodic benefit cost
Discount rate	4.1%	4.7%	5.2%
Rate of compensation increase	2.8%	2.8%	2.7%
Expected return on plan assets	6.5%	7.0%	7.1%

Termination and Long Service Arrangements [Member]
Summary of Weighted Average Significant Actuarial Assumptions Adopted in Measuring Company's Obligations and Cost

The weighted average significant actuarial assumptions adopted in measuring the Company’s projected termination and long service benefit obligations and net periodic benefit cost are as follows:

	2013	2012	2011

Discount rate	3.9%	4.2%	5.4%
Rate of compensation increase	3.9%	3.9%	4.0%

Schedule of Company's Defined Benefit Pension Plan

Information about the Company’s termination and long service arrangements is as follows:

	2013	2012	2011

Projected benefit obligation
Beginning of year	$314	$252	$235
Current service cost	24	16	15
Interest cost	13	13	10
Actuarial losses and changes in actuarial assumptions	12	41	14
Benefits paid	(21)	(13)	(12)
Acquisition	0	2	0
Curtailment	0	(4)	0
Foreign exchange	12	7	(10)

Ending funded status	$354	$314	$252

Amounts recorded in the consolidated balance sheet
Current liability	$11	$10	$8
Non-current liability	343	304	244

Net amount	$354	$314	$252

Amounts recorded in accumulated other comprehensive income
Unrecognized actuarial losses	$(82)	$(74)	$(45)

Net periodic benefit cost
Current service cost	$24	$16	$15
Interest cost	13	13	10
Actuarial losses	4	12	6

Net periodic benefit cost	$41	$41	$31

Retirement Medical Benefits Plans [Member]
Summary of Weighted Average Significant Actuarial Assumptions Adopted in Measuring Company's Obligations and Cost

The weighted average discount rates used in measuring the Company’s projected retirement medical benefit obligations and net periodic benefit cost are as follows:

	2013	2012	2011

Retirement medical benefit obligations	4.5%	3.6%	4.2%
Net periodic benefit cost	3.6%	4.2%	5.4%
Health care cost inflation	7.7%	8.0%	9.2%

Schedule of Company's Defined Benefit Pension Plan

Information about the Company’s retirement medical benefits plans are as follows:

	2013	2012	2011

Projected benefit obligation
Beginning of year	$41	$39	$36
Interest cost	2	2	2
Actuarial (gains) losses and changes in actuarial assumptions	(4)	3	4
Benefits paid	(2)	(3)	(3)
Foreign exchange	(1)	0	0

Ending funded status	$36	$41	$39

Amounts recorded in the consolidated balance sheet
Current liability	$2	$2	$2
Non-current liability	34	39	37

Net amount	$36	$41	$39

Amounts recorded in accumulated other comprehensive income
Unrecognized past service costs	$2	$3	$3
Unrecognized actuarial gains	10	8	12

Total accumulated other comprehensive income	$12	$11	$15

Net periodic benefit cost
Interest cost	$2	$2	$2
Actuarial gains	(2)	(1)	(1)
Past service cost amortization	(1)	0	(1)

Net periodic benefit cost	$(1)	$1	$0